LICENSING AGREEMENTS	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Licensing Agreements
LICENSING AGREEMENTS

12. LICENSING AGREEMENTS

OS Therapies LLC

On September 4, 2018, the Company entered into a development, license and supply agreement with OS Therapies (“OST”) for the use of ADXS31-164, also known as ADXS-HER2, for evaluation in the treatment of osteosarcoma in humans. Under the terms of the license agreement, as amended, OST will be responsible for the conduct and funding of a clinical study evaluating ADXS-HER2 in recurrent, completely resected osteosarcoma. Under the most recent amendment to the licensing agreement, OST agreed to pay Advaxis $25,000 per month (“Monthly Payment”) starting on April 30, 2020 until it achieved its funding milestone of $2,337,500. Upon receipt of the first Monthly Payment, Advaxis initiated the transfer of the intellectual property and licensing rights of ADXS31-164, which were licensed pursuant to the Penn Agreement, back to the University of Pennsylvania. Contemporaneously, OST will enter negotiations with the University of Pennsylvania to establish a licensing agreement for ADXS31-164 to OST for clinical and commercial development of the ADXS31-164 technology.

During the three months ended January 31, 2021, the Company received an aggregate of $1,615,000 from OS Therapies upon achievement of the funding milestone set forth in the license agreement and recorded $1,615,000 in revenue. The Company therefore transferred, and OST took full ownership of, the IND application for ADXS31-164 in its entirety along with agreements and promises contained therein, as well as all obligations associated with this IND or any HER2 product/program development.

During the three months ended April 30, 2021, the Company achieved the second milestone set forth in the license agreement for evaluation in the treatment of osteosarcoma in humans and recorded $1,375,000 in revenue. The Company received the amount due from OS Therapies of $1,375,000 in May 2021.

Global BioPharma Inc.

On December 9, 2013, the Company entered into an exclusive licensing agreement for the development and commercialization of axalimogene filolisbac with Global BioPharma, Inc. (“GBP”), a Taiwanese based biotech company funded by a group of investors led by Taiwan Biotech Co., Ltd (TBC). During the six months ended April 30, 2022, the Company recorded $250,000 in revenue for the annual license fee renewal. Since Advaxis has no significant obligation to perform after the license transfer and has provided GBP with the right to use its intellectual property, performance is satisfied when the license renews.

10. LICENSING AGREEMENTS

OS Therapies LLC

On September 4, 2018, the Company entered into a development, license and supply agreement with OS Therapies (“OST”) for the use of ADXS31-164, also known as ADXS-HER2, for evaluation in the treatment of osteosarcoma in humans. Under the terms of the license agreement, as amended, OST will be responsible for the conduct and funding of a clinical study evaluating ADXS-HER2 in recurrent, completely resected osteosarcoma. Under the most recent amendment to the licensing agreement, OST agreed to pay Advaxis $25,000 per month (“Monthly Payment”) starting on April 30, 2020 until OST achieves its funding milestone of $2,337,500. Upon receipt of the first Monthly Payment, Advaxis will initiate the transfer of the intellectual property and licensing rights of ADXS31-164, which were licensed pursuant to the Penn Agreement, back to the University of Pennsylvania. Contemporaneously, OST will enter negotiations with the University of Pennsylvania to establish a licensing agreement for ADXS31-164 to OST for clinical and commercial development of the ADXS31-164 technology.

Provided that OST meets its ongoing obligation to make its Monthly Payments to Advaxis for six consecutive months, Advaxis agrees to transfer, and OST agrees to take full ownership of, the IND application for ADXS31-164 in its entirety to OST, along with agreements and promises contained therein, as well as all obligations associated with this IND or any HER2 product/program development. Until OST makes its Monthly Payments to Advaxis for six consecutive months, Advaxis will continue to bear the costs of the regulatory filing services related to the IND application for ADXS31-164.

Within five business days of achieving the funding milestone of $2,337,500 for the performance of the Children’s Oncology Group study (knowns as the “License Commencement Date”), OST will make a non-refundable and non-creditable payment to Advaxis of $1,550,000 less the cumulative Monthly Payments previously made (the “License Commencement Payment”). Within five days following the License Commencement Date, Advaxis will provide existing drug supply “as is” to OST, and until the drug supply is supplied to OST, Advaxis will bear the storage costs for the drug product. Pursuant to the agreement, the Company is also to receive sales-based milestone payments and royalties on future product sales. In addition, the Company and OST will establish a Joint Steering Committee to oversee the R&D activities.

The promises to (1) Maintain the HER2 product until transfer to OST, (2) Provide the IND application ownership for ADX321-164 to OST, (3) Participate in the Joint Steering Committee, (4) Transfer of IP & licensing rights of ADXS31-164 and related Patents, and (5) Provide Clinical Drug Supply represent one combined performance obligation for revenue recognition purposes. The Company concluded that the transfer of the IP and licensing rights provides OST with a functional, or “right to use,” license, and thus the Company will recognize the upfront fees of $1,550,000 from the license at a point in time. The revenue from the transfer of the license cannot be recognized until the transfer of the corresponding IP to OST has occurred and OST has the ability to benefit from the right to use the license. As the right to use the license begins when OST makes the upfront payment within five days of the License Commencement Date and the IP transfers to OST at that time, the upfront fees from the license will be recognized upon the transfer of the intellectual property to OST.

Since OST is making $25,000 monthly payments that will be creditable against the $1,550,000, as well as additional upfront payments not specified in the contract, the Company will receive payments prior to the performance of the single distinct performance obligation. Due to this, the Company will defer any of the monthly payments until the IP and licensing rights are transferred to OST. However, if OST terminates the contract, which they are able to do with 60-day notice, the Company would recognize any of the payments received when the contract terminates. As of October 31, 2020, OST had made payments totaling $164,653 and this has been recorded as other liabilities in the consolidated balance sheet.

From May 2020 to January 2021, the Company received an aggregate of $1,615,000 from OS Therapies upon achievement of the funding milestone set forth in the license agreement, and recorded $1,615,000 in revenue. The Company therefore transferred and OST took full ownership of the IND application for ADXS31-164 in its entirety along with agreements and promises contained therein, as well as all obligations associated with this IND or any HER2 product/program development.

On April 26, 2021, the Company achieved the second milestone set forth in the license agreement for evaluation in the treatment of osteosarcoma in humans and recorded $1,375,000 in revenue. The Company received the amount due from OS Therapies of $1,375,000 in May 2021.

Global BioPharma Inc.

On December 9, 2013, the Company entered into an exclusive licensing agreement for the development and commercialization of axalimogene filolisbac with Global BioPharma, Inc. (GBP), a Taiwanese based biotech company funded by a group of investors led by Taiwan Biotech Co., Ltd (TBC). During each of the years ended October 31, 2021 and 2020, the Company recorded $0.25 million in revenue for the annual license fee renewal. Since Advaxis has no significant obligation to perform after the license transfer and has provided GBP with the right to use its intellectual property, performance is satisfied when the license renews.